Cover	Apr. 25, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 25, 2024
Entity File Number	001-40823
Entity Registrant Name	INTUITIVE MACHINES, INC.
Entity Central Index Key	0001844452
Entity Tax Identification Number	36-5056189
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	13467 Columbia Shuttle Street
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77059
City Area Code	281
Local Phone Number	520-3703
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	LUNR
Security Exchange Name	NASDAQ
Warrants to purchase one share of Class A Common Stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants to purchase one share of Class A Common Stock, each at an exercise price of $11.50 per share
Trading Symbol	LUNRW
Security Exchange Name	NASDAQ